Subsequent event	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Subsequent event
31.
Subsequent event

On February 2024, the Board of Directors approved a plan to strategically re-organise the Company. Management's best estimate of the financial impact of this re-organisation is cost provisions of circa S$5m and management intends to invest any savings from the re-organisation into growth-related initiatives.